Pension obligations (Schedule of defined benefit plan, assumptions used) - (Details) - Pension obligations [Member] - Year	Dec. 31, 2019	Dec. 31, 2018
Defined benefit cost [Member]
Pension Obligations [Line Items]
Expected rate of salary increase	2.75%	2.75%
Defined benefit cost [Member] | Benefit obligations [Member]
Pension Obligations [Line Items]
Discount rate	3.73%	3.45%
Defined benefit cost [Member] | Service cost [Member]
Pension Obligations [Line Items]
Discount rate	3.75%	3.50%
Defined benefit cost [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	21.1	21.0
Defined benefit cost [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.7
Defined benefit obligation [Member]
Pension Obligations [Line Items]
Discount rate	3.08%	3.73%
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | Males [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	21.2	21.1
Average longevity at retirement age for current employees (future pensioners) (years)	23.0	23.0
Defined benefit obligation [Member] | Females [Member]
Pension Obligations [Line Items]
Average longevity at retirement age for current pensioners (years)	23.9	23.9
Average longevity at retirement age for current employees (future pensioners) (years)	25.6	25.6